Goodwill And Other Intangibles (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Risk and Insurance Services [Member]	Dec. 31, 2012 Risk and Insurance Services [Member]	Dec. 31, 2012 Consulting [Member]
Segment Reporting Information [Line Items]
Intangible asset impairment charge				$ 8
Goodwill acquired	226	124			196	30
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	110
Finite lived assets amortization expense	72	65	66
Finite lived assets amortization expense, excluding discontinued operations			50
Goodwill	$ 6,792	$ 6,562	$ 6,420		$ 4,600	$ 2,200